Loan Payable - Disclosure of Loans payable (Details) - USD ($)		Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total		$ 704,200	$ 620,000
Less: short term loans		657,422	620,000	$ 0
Total long-term loans		46,778	0
Loan payable One [Member]
Total	[1]	620,000	620,000
Loan payable two [Member]
Total	[2]	$ 84,200	$ 0

[1]	On July 1, 2020 the Company extended the note to December 31, 2020 based on the same terms and conditions.
[2]	unsecured note